Fair Value Measurement - Financial Instruments Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	$ 31	$ 60
Current Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	49	41
Long-Term Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	70	7
Current Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(27)	(44)
Current Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(4)	(16)
Long-Term Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(6)	(28)
Long-Term Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(2)	(5)
Fair Value, Inputs, Level 1 [Member] | Current Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives
Fair Value, Inputs, Level 1 [Member] | Long-Term Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives
Fair Value, Inputs, Level 1 [Member] | Current Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives
Fair Value, Inputs, Level 1 [Member] | Current Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives
Fair Value, Inputs, Level 1 [Member] | Long-Term Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives
Fair Value, Inputs, Level 1 [Member] | Long-Term Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives
Fair Value, Inputs, Level 2 [Member] | Current Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	9	40
Fair Value, Inputs, Level 2 [Member] | Long-Term Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	5	6
Fair Value, Inputs, Level 2 [Member] | Current Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(26)	(43)
Fair Value, Inputs, Level 2 [Member] | Current Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(4)	(16)
Fair Value, Inputs, Level 2 [Member] | Long-Term Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(6)	(28)
Fair Value, Inputs, Level 2 [Member] | Long-Term Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(2)	(5)
Fair Value, Inputs, Level 3 [Member] | Current Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	40	1
Fair Value, Inputs, Level 3 [Member] | Long-Term Assets [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	65	1
Fair Value, Inputs, Level 3 [Member] | Current Liabilities [Member] | Commodity Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	$ (1)	$ (1)